Earnings per ordinary share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings per ordinary share

28 Earnings per ordinary share

Earnings per ordinary share
	Amount (in EUR million)			Weighted average number of ordinary shares outstanding during the period (in millions)			Per ordinary share (in EUR)
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Basic earnings	5,464	4,975	4,926	3,882.8	3,875.0	3,864.8	1.41	1.28	1.28
Basic earnings from discontinued operations		441	–415				0.00	0.11	–0.11

Basic earnings from continuing operations	5,464	4,534	5,341				1.41	1.17	1.39
Effect of dilutive instruments:
Stock option and share plans				2.8	3.5	5.5

				2.8	3.5	5.5
Diluted earnings	5,464	4,975	4,926	3,885.6	3,878.5	3,870.3	1.41	1.28	1.27
Diluted earnings from discontinued operations		441	–415				0.00	0.11	–0.11

Diluted earnings from continuing operations	5,464	4,534	5,341				1.41	1.17	1.38

Dilutive instruments

Diluted earnings per share is calculated as if the stock options and share plans outstanding at the end of the period had been exercised at the beginning of the period and assuming that the cash received from exercised stock options and share plans is used to buy own shares against the average market price during the period. The net increase in the number of shares resulting from exercising stock options and share plans is added to the average number of shares used for the calculation of diluted earnings per share.